Share Based Compensation (Tables)	9 Months Ended
Dec. 31, 2024
Text Block [Abstract]
Summary of Continuity of Deferred Share Units
Continuity of deferred share units are as follows:

	Nine months ended December 31, 2024	Year ended March 31, 2024

Opening balance	344,768	215,628

Granted	130,772	187,549

Dividend equivalents and other adjustments	4,941	12,511

Vested and settled	-	(70,920)

Ending balance	480,481	344,768

Disclosure of significant unobservable inputs used in fair value measurement of assets explanatory	The Monte-Carlo simulation assumptions used to estimate the fair value of the PSUs are as follows:

	December 31, 2024	March 31, 2024

Common share price	$13.81	$ -

20-day VWAP as at April 1, 2024	$10.72	$ -

Term (in years)	3.0	-

Common share expected volatility	41.03%	-

Expected risk-free interest rate	3.09%	-

Summary of Continuity RSUs
Continuity of RSUs are as follows:

	Nine months ended December 31, 2024	Year ended March 31, 2024

Opening balance	607,252	144,682

Granted	569,536	457,935

Dividend equivalents and other adjustments, net of cancellations	(67,202)	4,635

Vested and settled	(64,280)	-

Ending balance	1,045,306	607,252

Summary of Continuity of PSUs
Continuity of PSUs are as follows:

	Nine months ended December 31, 2024	Year ended March 31, 2024

Opening balance	231,898	178,407

Granted	953,783	404,211

Awards not eligible for vesting	-	(325,390)

Dividend equivalents and other adjustments, net of cancellations	(63,146)	(25,331)

Vested and settled	(73,496)	-

Ending balance	1,049,039	231,898